RECONCILIATION BETWEEN U.S. GAAP AND IFRS	12 Months Ended
Dec. 31, 2019
Disclosure of comparative information prepared under previous GAAP [abstract]
RECONCILIATION BETWEEN U.S. GAAP AND IFRS
34.	RECONCILIATION BETWEEN U.S. GAAP AND IFRS
The Company prepares its local financial statements in accordance with IFRS, and the pronouncements, guidelines and interpretations issued by the International Accounting Standards Board (IASB).
As the company is presenting its financial statements under IFRS for SEC reporting purposes after several years of presenting them under US GAAP, it is providing a reconciliation of its 2018 and 2017 US GAAP financial statements to IFRS.
ACCOUNTING DIFFERENCES BETWEEN U.S. GAAP AND IFRS
The financial statements of the Company were prepared in accordance with accounting policies generally accepted in the United States of America (“U.S. GAAP”). Differences between these accounting policies and practices adopted in International Financial Reporting Standard—IFRS, where applicable to Oi, are summarized below:

(a)	Impairment of long-lived assets
In accordance with FASB ASC 360, long-lived assets, such as property, plant, and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.
In accordance with IAS 36 Impairment of assets, such as property, plant, and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or group of assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset or group of assets to the fair value of the asset or group of assets.
Therefore, regarding impairment of long-lived assets there is an accounting difference between U.S. GAAP and IFRS namely the recognition of impairment under IFRS.
On December 31, 2018, under U.S. GAAP, no impairment losses were recognized and under IFRS an accumulated provision for impairment losses, amounting to R$1,226,125, were recorded in the balance sheet as a result of the difference on the impairment methodology between the two standards.
The net effect on net income, as of December 31, 2018, was R$141,418, which includes the accounting differences related to the provision for impairment recorded under IFRS in amounting to R$291,807 compared no impairment losses recorded under USGAAP, and the effects of depreciation and amortization related to the acumulated effects of no recorded impairment losses under USGAAP, in amounting to R$150,389.

(b)	Business combinations prior to January 1, 2009
Under U.S. GAAP, for the acquisitions of interests in Pegasus,
Way-TV,
Paggo and TNCP (Amazônia) that occurred prior to January 1, 2009, the Company adopted the procedures determined by FASB ASC 805 Business Combinations, resulting in a difference as compared to the Company’s accounting policy in force prior to that date. The accounting method used under U.S. GAAP in business combination transactions is the “purchase method”, which requires that acquirers reasonably determine the fair-value of the identifiable assets and liabilities of acquired companies, individually, to determine goodwill paid.
Since IFRS 3
Business Combinations
was effective to business combinations for which the acquisition date was on or after January 1, 2009, under IFRS for all business combinations prior that, the Company typically recognized the difference between the purchase price and the historical book value of the assets acquired and liabilities assumed as goodwill, which was amortized over the estimated period over which the Company expected to benefit from the goodwill. This period was determined based on the reasons attributed by management for the payment of goodwill. A test for impairment is made at least annually or if there is an indication that the unit in which the goodwill was allocated may be impaired.
Therefore, regarding the business combinations prior to January 1, 2009 there is an accounting difference between U.S. GAAP and IFRS namely the computation of goodwill, recognition of intangible assets and amortization of goodwill.

(c)	Pension plans and other post-retirement benefits
The Company applies FASB ASC 715—Retirement Benefits, which requires an employer to recognize the overfunded status or funded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and to recognize changes in that funded status in the year in which the changes occur through other comprehensive income.
The overfunded status of the pension plans is presented as a prepaid asset. Unrecognized net gain or losses are recognized following the “10% corridor approach”. Deferred actuarial gains and losses outside the 10% corridor are amortized over the average remaining service period of active employees or, when all or almost all participants are inactive, over the average remaining life expectancy of those participants.
Under IFRS, if a plan has an overfunded status, which is not expected to generate future benefits, the company does not recognize the funded status, unless in case of express authorization for offsetting with future employer contribution. Remeasurement of gains and losses, including actuarial gains and losses, must be recognized immediately in OCI and are not subsequently recognized (or recycled) into net income.
Therefore, regarding pension plans and other post-retirement benefits there is an accounting difference between U.S. GAAP and IFRS namely: (i) the recognized overfunded status under U.S. GAAP, and (ii) the result from the use of the “10% corridor approach” which is not applicable under IFRS.

(d)	Capitalization of interest, net of amortization
Under U.S. GAAP, capitalized interest is added to the individual assets and is amortized over their estimated useful lives. The Company capitalizes only interest expenses to the extent that borrowings do not exceed the balances of construction in-progress,
as generally foreign exchange differences are not eligible for being recorded as part of the cost of the asset.
Under IFRS, financial charges on obligations financing assets and construction works in progress are capitalized, including interest expenses and certain foreign exchange differences.
Therefore, regarding capitalization of interest, net of amortization, there is an accounting difference between U.S. GAAP and IFRS namely the impact of capitalization of foreign exchange under IFRS.

(e)	Provision for onerous contracts
Under U.S. GAAP, future losses on firmly committed executory contracts (onerous contracts) typically are not recognized. Losses are recognized only when incurred.
Under IFRSs, an entity is required to recognize and measure the present obligation under an onerous contract as a provision. An onerous contract is one “in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it”.
The Company is party to a telecommunications signals transmission capacity supply agreement using submarine cables that connect North America and South America. Since the agreement’s obligations exceed the economic benefits that are expected to be received throughout the agreement and the costs are unavoidable, the Company recognized in 2018, pursuant to IAS 37, an onerous obligation measured at the lowest of net output cost of the agreement brought to present value, in the amount of R$ 4,493,894.
Therefore, regarding provision for onerous contracts there is an accounting difference between U.S. GAAP and IFRS namely the recognition of a provision that does not exist under U.S. GAAP.

(f)	Settlement of Judicial Reorganization
U.S. GAAP
Under U.S. GAAP, the company has applied the FASB Accounting Standards Codification (“ASC”) 852 Reorganizations in preparing its consolidated financial statements. Under ASC 852, the company adopted the following accounting procedures:

•
Prepetition obligations impacted by the judicial reorganization proceedings had been classified on the balance sheet as liabilities subject to compromise in 2017. These liabilities were reported as the amounts expected to be allowed by the Judicial Reorganization Court, even if they were settled for lesser amounts;

•	Interest accruing on unsecured debt subsequent to the date of petition is not an allowed claim and therefore has not been accrued;

•
Foreign currency denominated liabilities in Reais using the applicable foreign currency translation rate as of the petition date. As a result there is no foreign currency translation adjustments recorded after the petition date related to prepetition liabilities under U.S. GAAP; and

Liabilities subject to compromise and other impacts from ASC 852 reorganizations
As a result of the filing of the Bankruptcy Petitions, the company has applied the FASB Accounting Standards Codification (“ASC”) 852
Reorganizations
in preparing U.S. GAAP consolidated financial statements. ASC 852 requires that financial statements distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, certain expenses, realized gains and losses and provisions for losses that are realized or incurred in the judicial reorganization proceedings have been recorded in a reorganization line item in the consolidated statements of operations. In addition, the prepetition obligations that could be impacted by the judicial reorganization proceedings were classified on the balance sheet as liabilities subject to compromise. These liabilities were reported as the amounts expected allowed by the Judicial Reorganization Court, even if they could be settled for lesser amounts.
The amounts initially recorded as liabilities subject to compromise were subsequently adjusted and reclassified to reflect the new legal terms and conditions established by the JRP Court and as of December 31, 2018 there are no outstanding liabilities subject to compromise.
On December 31, 2018, the Company did not emerge from bankruptcy, due to certain material unsatisfied conditions, which relates to additional capital increase that occurred on January 25, 2019.

As a result of the judicial reorganization proceedings in Brazil and other international jurisdictions (which are considered to be similar in all substantive respects to Chapter 11) prepetition liabilities, as shown below were classified as subject to compromise based on the assessment of these obligations following the guidance of
ASC 852 Reorganizations
. Prepetition liabilities subject to compromise were required to be reported at the amount expected to be allowed as a claim by the Judicial Reorganization Court, regardless of whether they could be settled for lesser amounts and remain subject to future adjustments based on negotiated settlements with claimants, actions of the Judicial Reorganization Court, rejection of executory contracts, proofs of claims or other events. The following table reflects prepetition liabilities subject to compromise recorded under U.S. GAAP purpose as at December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Borrowings and financing	—	49,129,547
Derivative financial instrument	—	104,694
Trade payables	—	2,139,312
Provision for civil contingencies—Anatel	—	9,333,795
Provision for pension plan	—	560,046
Other	—	43,333
Provision for labor contingencies	—	899,226
Provision for civil—other claims	—	2,929,275

Liabilities subject to compromise (*)	—	65,139,228

Reorganization items, net
Transactions and events directly associated with the reorganization were required, under the guidance of ASC 852 Reorganizations, to separate disclosed and distinguished from those of the ongoing operations of the business. Under U.S. GAAP purposes the Company used the classification “Reorganization items, net” on the consolidated statements of operations to reflect expenses, gains and losses that were the direct result of the reorganization of its business.

	December 31, 2018	December 31, 2017
Gain on restructuring of Qualified Bonds	12,881,478
Adjustment to fair value—Borrowings and financing	13,928,661
Adjustment to present value—Anatel (AGU) and other payables	5,577,234
Anatel provision for contingencies		(1,568,798)
Other provision for contingencies (a)	(347,437)	(1,146,458)
Income from short-term investments	174,281	713,276
Professional fees (b)	(633,676)	(369,938)
Total reorganization items, net	31,580,541	(2,371,918)
Recognition of the effects of the ratification of the Judicial Reorganization Plan under U.S. GAAP
Under U.S. GAAP, as a result of the approval of JRP at the GCM meeting held on December 19 and 20, 2017 and its subsequent ratification by the Judicial Reorganization Court on January 8, 2018, and published on the Official Gazette on February 5, 2018, the Company’s management, based on the terms and conditions of the JRP, recorded the effects caused by the restructuring/novation of the prepetition liabilities subject to the Judicial Reorganization in the consolidated financial statements for year ended December 31, 2018.
The movements in the restructured prepetition liabilities and the accounting adjustments made for initial recognition of the terms and conditions set forth by the approved and ratified JRP, including the effects on the fair value of these liabilities pursuant to the criteria of ASC 820, and applicable GAAP, are as follow:

	December 31, 2017 U.S. GAAP	Reclassifications	Mediations and other	Haircut (i)	Equity (ii)	Fair value / Present value (iii)	Financial charges (iv)	December 31, 2018 U.S. GAAP
Liabilities subject to compromise
Bondholders	32,314,638	(32,314,638)	—	—	—	—	—	—
BNDES	3,326,952	(3,326,952)	—	—	—	—	—	—
Other Borrowings and financing	13,487,957	(13,487,957)	—	—	—	—	—	—
Derivative financial instrument	104,694	(104,694)	—	—	—	—	—	—
Trade payables	2,139,312	(2,139,312)	—	—	—	—	—	—
Provision for civil contingencies—Anatel	9,333,795	(9,333,795)	—	—	—	—	—	—
Provision for pension plan	560,046	(560,046)	—	—	—	—	—	—
Other	43,333	(43,333)	—	—	—	—	—	—
Provision for labor contingencies	899,226	(1,036,172)	136,946	—	—	—	—	—
Provision for civil—other claims	2,929,275	(2,218,538)	(710,737)	—	—	—	—	—

Total—Liabilities subject to compromise	65,139,228	(64,565,437)	(573,791)	—	—	—	—	—

Bondholders	—	32,314,638	(161,600)	(11,054,800)	(11,613,980)	(4,807,262)	2,035,699	6,712,695
BNDES – Borrowings and financing	—	3,326,952	—	—	—	—	289,122	3,616,074
Other Borrowings and financing	—	13,592,651	50,375	—	—	(9,121,399)	1,599,510	6,121,137
Anatel (AGU) and other trade payables	—	10,588,661	445,077	(1,826,678)	—	(5,577,234)	164,784	3,794,610
Provision for labor, civil and Anatel contingencies	—	4,182,489	56,975	—	—	—	149,173	4,388,637
Provision for pension plan	—	560,046	—	—	—	—	14,679	574,725

Total—Liabilities not subject to compromise	—	64,565,437	390,827	(12,881,478)	(11,613,980)	(19,505,895)	4,252,967	25,207,878

(i)	Represent gains on restructuring of borrowings and financings, trade payables owing to ANATEL-AGU and other trade payables, as a result of the JR Proceedings.
(ii)	Represent the fair value of shares issued in partial settlement of the Senior Notes.
(iii)
The financial liabilities have been adjusted to fair value according to the criteria of ASC 852 as of the time at which it has reclassified each of the financial liabilities that were legally affected by the JRP from liabilities subject to compromise to borrowings and financings or trade payables. It was calculated taking into consideration the contractual flows provided for in the JRP, discounted using rates that range from 12.6% per year to 16.4% per year, depending on the maturities and currency of each instrument.

(iv)
Represent the contractual interest and foreign currency fluctuation calculated after completed the financial debt restructuring and other claims restructuring in the terms and conditions provided in the JRP.

IFRS
Under IFRS, there is no specific guidance for accounting Bankruptcy Petitions as there is under U.S. GAAP. Financial liabilities were recorded as before the Bankruptcy Petition, including the accrual of interest based on the contracts, the recognition of foreign currency translation and the recognition of provisions based on expected payment cash outflow (IAS 37 for liability provisions). Liabilities subject to compromise were classified on the balance sheet as Current Liabilities. Any differences between the settlement of the liability and its carrying amount were reorganized upon settlement of the JRP and recorded in the Consolidated Income Statement at such time.
Because all liabilities subject to compromise were settled in 2018 under the conditions of the JRP, no GAAP differences compared to IFRS exist for the balances of liabilities after the settlement date.
Therefore, regarding settlement of judicial reorganization the only accounting difference between U.S. GAAP and IFRS are namely: (i) the impacts of settlement and fair value of liabilities for adopting ASC 852 under U.S. GAAP that needs to be excluded under IFRS; and (ii) the gain recognition on reversal of interest and foreign currency on loans and financings under IFRS.
The following is a summary of the Judicial Reorganization adjustments to net income for the year ended December 31, 2018 and 2017:

Judicial reorganization	December 31, 2018	December 31, 2017
Settlement for lesser amounts of prepetition obligations and fair value recognition under U.S. GAAP	(6,527,238)	73,135
Gain on reversal of interest and foreign currency on loans and financings under IFRS	5,196,222	6,429,611

	(1,331,016)	(6,502,746)

(g)	Deferred income tax
This relates to the impact of recalculation of the deferred tax assets and liabilities considering the adjusted balances of accounts and related impacts on net income and the revised valuation allowance based on the reassessed schedule of expected generation of future taxable income under IFRS.
SUMARY OF ACCOUNTING DIFFERENCES BETWEEN U.S. GAAP AND IFRS
The reconciliations below quantify the effect of the U.S. GAAP to IFRS on the indicated dates:

Reconciliation			Equity		Net income
			December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Under U.S.GAAP			29,199,496	(9,684,061)	27,393,837	(4,027,661)
Impairment of long-lived assets	(a	)	(1,226,125)	(1,084,707)	(141,418)	5,526,563
Business combinations prior to January 1, 2009	(b	)	44,981	40,859	4,122	4,313
Pension plans and other post-retirement benefits	(c	)	(689,574)	(1,598,792)	(115,080)	(197,700)
Capitalization of interest, net of amortization	(d	)	60,928	62,711	(1,780)	(9,322)
Provision for onerous contracts	(e	)	(4,493,895)		(4,493,895)
Settlement of judicial reorganization	(f	)		1,331,016	(1,331,016)	(6,502,746)
Deferred income tax	(g	)		(2,579,548)	3,300,785	(1,449,609)

Under IFRS			22,895,811	(13,512,522)	24,615,555	(6,656,162)

Reconciliation of balance sheet as at December 31, 2018

	USGAAP December 31, 2018	Impairment of long-lived assets (a)	Business combinations prior to January 1, 2009 (b)	Pension plans and other post- retirement benefits (c)	Capitalization of interest, net of amortization (d)	Provision for onerous contracts (e)	Settlement of judicial reorganization (f)	Deferred income tax (g)	Reclassifications	IFRS December 31, 2018
Cash and cash equivalents	4,385,329									4,385,329
Short-term investments	201,975									201,975
Accounts receivable	6,516,555									6,516,555
Recoverable income taxes	621,246									621,246
Other taxes	803,252									803,252
Judicial Deposits	1,715,934									1,715,934
Inventories	317,503									317,503
Prepaid expenses	743,953									743,953
Pension plan assets	4,880									4,880
Held-for-sale assets	4,923,187									4,923,187
Other assets	1,079,670									1,079,670

Total current assets	21,313,484	—	—	—	—	—	—	—		21,313,484

Long-term investments	36,987									36,987
Other taxes	715,976									715,976
Deferred tax assets	23,050									23,050
Judicial Deposits	7,018,786									7,018,786
Investments	117,840									117,840
Property, plant and equipment, net	28,468,798	(228,244)	124,081		60,928					28,425,563
Intangible assets	8,025,442	(997,881)	(79,115)							6,948,446
Pension plan assets	753,827			(689,574)						64,253
Prepaid expenses									522,550	522,550

Other assets	773,411								(522,549)	250,862

Total non-current assets	45,934,117	(1,226,125)	44,966	(689,574)	60,928	—	—	—	1	44,124,313

Total assets	67,247,601	(1,226,125)	44,966	(689,574)	60,928	—	—	—	1	65,437,797

Trade payables	5,225,862								(201,602)	5,024,260
Trade payables – Subject to the JRP									201,602	201,602
Borrowings and financing	672,894									672,894
Payroll, related taxes and benefits	906,655									906,655
Income taxes payable	27,026									27,026
Other taxes	1,033,868									1,033,868
Tax financing program	142,036									142,036
Dividends and interest on capital	6,168									6,168
Provision	680,542									680,542
Unearned revenues	229,497								(229,497)
Advances from customers	73,094								(73,094)
Licenses and concessions payable	85,619									85,619
Liabilities associated to held-for-sale assets	526,870									526,870
Other payables	629,939					449,389			302,591	1,381,919
Total current liabilities	10,240,070	—	—	—	—	449,389	—	—		10,689,459
Trade payables – Subject to the JRP	3,593,008									3,593,008
Borrowings and financing	15,777,012									15,777,012
Other taxes	628,716									628,716
Tax financing program	411,170									411,170
Provision	4,358,178									4,358,178
Provision for pension plans	579,122									579,122
Unearned revenues	1,687,073								(1,687,073)
Advances from customers	142,134								(142,134)
Other payables	631,622		(13)			4,044,505			1,829,207	6,505,321
Total non-current liabilities	27,808,035	—	— 13	—	—	4,044,505	—	—		31,852,527
Total liabilities	38,048,105	—	(13)	—	—	4,493,894	—	—		42,541,986
Shareholders’ equity attributable to the Company and subsidiaries	28,956,006	(1,226,125)	44,979	(689,574)	60,928	(4,493,894)	—	—		22,652,320
Non-controlling interest	243,490								1	243,491
Total shareholders’ equity	29,199,496	(1,226,125)	44,979	(689,574)	60,928	(4,493,894)	—	—	1	22,895,811
Total liabilities and shareholders’ equity	67,247,601	(1,226,125)	44,966	(689,574)	60,928	—	—	—	1	65,437,797

Reconciliation of net income for the year ended December 31, 2018

	USGAAP December 31, 2018	Impairment of long-lived assets (a)	Business combinations prior to January 1, 2009 (b)	Pension plans and other post- retirement benefits (c)	Capitalization of interest, net of amortization (d)	Provision for onerous contracts (e)	Settlement of judicial reorganization (f)	Deferred income tax and other adjustments (g)	Reclassification	IFRS December 31, 2018
Net operating revenue	22,060,014									22,060,014
Cost of sales and services	(15,822,732)	150,389	4,121	(45,457)	(12,729)	141,758			(594,450)	(16,179,100)
Gross profit	6,237,282	150,389	4,121	(45,457)	(12,729)	141,758	—	—	(594,450)	5,880,914
Operating (expenses) income
Selling expenses	(4,478,352)			(28,655)				372,977	281,028	(3,853,002)
General and administrative expenses	(2,697,865)			(40,853)						(2,738,718)
Other operating income									2,204,134	2,204,134
Other operating expenses	417,159	(291,807)		(115)		(4,883,620)	(112,491)		(1,890,712)	6,761,586
Reorganization items, net	31,580,541						(31,580,541)
Loss before financial income (expenses) and taxes	31,058,765	(141,418)	4,121	(115,080)	(12,729)	(4,741,862)	(31,693,032)	372,977		(5,268,258)
Financial income (expenses), net	(4,012,067)				10,949	247,968	30,362,016			26,608,866
Profit (loss) before taxes	27,046,698	(141,418)	4,121	(115,080)	(1,780)	(4,493,894)	(1,331,016)	372,977		21,340,608
Current income tax									115,706	115,706
Income tax expense (current and deferred)	347,139							2,927,808	(115,706)	3,159,241

Profit (loss) for the year	27,393,837	(141,418)	4,121	(115,080)	(1,780)	(4,493,894)	(1,331,016)	3,300,785		24,615,555

Profit (loss) attributable to owners of the Company	27,369,422	(141,418)	4,121	(115,080)	(1,780)	(4,493,894)	(1,331,016)	3,300,785		24,591,140
Profit (loss) attributable to non-controlling interests	24,415									24,415
Reconciliation of net income for the year ended December 31, 2017

	USGAAP December 31, 2017	Impairment of long-lived assets (a)	Business combinations prior to January 1, 2009 (b)	Pension plans and other post- retirement benefits (c)	Capitalization of interest, net of amortization (d)	Provision for onerous contracts (e)	Settlement of judicial reorganization (f)	Deferred income tax (g)	Reclassification	IFRS December 31, 2017
Net operating revenue	23,789,654									23,789,654
Cost of sales and services	(15,676,216)	779,368	4,313	(82,045)	(11,670)				(682,403)	(15,668,653)
Gross profit	8,113,438	779,368	4,313	(82,045)	(11,670)	—	—	—	(682,403)	8,121,001
Operating (expenses) income
Selling expenses	(4,399,936)			(42,901)					340,281	(4,102,556)
General and administrative expenses	(3,064,252)			(72,556)						(3,136,808)
Other operating income									1,985,101	1,985,101
Other operating expenses	(1,043,922)	4,747,195		(198)			(7,287,862)		(1,642,979)	(5,227,766)
Reorganization items, net	(2,371,918)						2,371,918
Loss before financial and taxes	(2,766,590)	5,526,563	4,313	(197,700)	(11,670)	—	(4,915,944)	—		(2,361,028)
Financial expenses, net	(1,612,058)				2,348		(1,586,802)			(3,196,512)
Profit (loss) before taxes	(4,378,648)	5,526,563	4,313	(197,700)	(9,322)	—	(6,502,746)	—		(5,557,540)
Current income tax									(906,080)	(906,080)
Income tax expense (current and deferred)	350,987							(1,449,609)	906,080	(192,542)

Loss for the year	(4,027,661)	5,526,563	4,313	(197,700)	(9,322)	—	(6,502,746)	(1,449,609)		(6,656,162)

Loss attributable to owners of the Company	(3,736,518)	5,526,563	4,313	(197,700)	(9,322)	0	(6,502,746)	(1,449,609)		(6,365,019)
Loss attributable to non-controlling interests	(291,143)									(291,143)

Reconciliation of comprehensive income for the year ended December 31, 2018

	USGAAP December 31, 2018	Impairment of long- lived assets (a)	Business combinations prior to January 1, 2009 (b)	Pension plans and other post- retirement benefits (c)	Capitalization of interest, net of amortization (d)	Provision for onerous contracts (e)	Settlement of judicial reorganization (f)	Deferred income tax and other adjustment (g)	IFRS December 31, 2018
Profit (loss) for the year	27,393,837	(141,418)	4,121	(115,080)	(1,780)	(4,493,894)	(1,331,016)	3,300,785	24,615,555
Other comprehensive income (loss)
Foreign currency translation adjustments	(110,098)								(110,098)

	(110,098)	—	—	—	—	—	—	—	(110,098)
Pension and other postretirement benefit plans:
Net actuarial loss from continuing operations	(918,782)			1,024,297					105,515

Pension and other postretirement benefit plans	(918,782)	—	—	1,024,297	—	—	—	—	105,515

	—	—	—	—	—	—	—	—	—
Income tax effect on other comprehensive income (loss):
Pension and other postretirement benefit plans	312,386			(348,261)					(35,875)

	312,386	—	—	(348,261)	—	—	—	—	(35,875)

Total comprehensive income (loss) for the year	26,677,343	(141,418)	4,121	560,956	(1,780)	(4,493,894)	(1,331,016)	3,300,785	24,575,097
Comprehensive loss attributable to non-controlling interest	(49,966)								(49,966)

Comprehensive income (loss) attributable to controlling shareholders	26,727,309	(141,418)	4,121	560,956	(1,780)	(4,493,894)	(1,331,016)	3,300,785	24,625,063

Reconciliation of comprehensive income for the year ended December 31, 2017

	USGAAP December 31, 2017	Impairment of long- lived assets (a)	Business combinations prior to January 1, 2009 (b)	Pension plans and other post- retirement benefits (c)	Capitalization of interest, net of amortization (d)	Provision for onerous contracts (e)	Settlement of judicial reorganization (f)	Deferred income tax and other adjustments (g)	IFRS December 31, 2017
Loss for the year	(4,027,661)	5,526,563	4,313	(197,700)	(9,322)	—	(6,502,746)	(1,449,609)	(6,656,162)
Other comprehensive income (loss)
Foreign currency translation adjustments	165,713							(1,943)	163,770
Decrease of interest shares in subsidiary	(374,130)							374,130	—

	(208,417)	—	—	—	—	—	—	372,187	163,770
Pension and other postretirement benefit plans:
Net actuarial loss from continuing operations	(130,846)			161,099					30,253

Pension and other postretirement benefit plans	(130,846)	—	—	161,099	—	—	—	—	30,253
Income tax effect on other comprehensive income (loss):
Pension and other postretirement benefit plans	32,157			(42,528)					(10,371)

	32,157	—	—	(42,528)	—	—	—	—	(10,371)

Total comprehensive (loss) for the year	(4,334,767)	5,526,563	4,313	(79,129)	(9,322)	—	(6,502,746)	(1,077,422)	(6,472,510)
Comprehensive loss attributable to non-controlling interest	(64,153)							(205,044)	(269,197)

Comprehensive loss attributable to controlling shareholders	(4,270,614)	5,526,563	4,313	(79,129)	(9,322)	—	(6,502,746)	(872,378)	(6,203,313)

Reconciliation of cash flow for the year ended December 31, 2018

	USGAAP December 31, 2018	Impairment of long- lived assets (a)	Business combinations prior to January 1, 2009 (b)	Pension plans and other post- retirement benefits (c)	Capitalization of interest, net of amortization (d)	Provision for onerous contracts (e)	Settlement of judicial reorganization (f)	Deferred income tax and other adjustments (g)	Reclassification	IFRS December 31, 2018
Operating activities
Profit (loss) for the year	27,393,837	(141,418)	4,121	(115,080)	(1,780)	(4,493,894)	(1,331,016)	3,300,785		24,615,555
Income tax expenses	(347,139)	—	—	—	—	—	—	(2,927,808)		(3,274,947)
Profit (loss) before income taxes	27,046,698	(141,418)	4,121	(115,080)	(1,780)	(4,493,894)	(1,331,016)	372,977		21,340,608
Income tax reclassification	347,139							(347,139)		—
Adjustments to reconcile net income (loss) to cash provided by operating activities
Loss (gain) on financial instruments	3,415,354				(10,949)	(389,726)	(5,080,135)		22,099	(2,043,357)
Gains of restructuring of third-party borrowings	—						(11,054,800)			(11,054,800)
Fair value adjustment to borrowings and financing	—						(13,928,659)			(13,928,659)
Present value adjustment to other liabilities	—						(1,167,043)			(1,167,043)
Depreciation and amortization	5,952,905	(150,389)	(4,121)		12,729				(1)	5,811,123
Onerous obligation						4,883,620				4,883,620
Impairment of held-for-sale securities	(292,799)								292,799
Estimated loss on doubtful debts	1,224,248							(372,977)		851,271
Provisions (reversals)	(19,465)						112,491			93,026
Provision for pension plans	(114,813)			115,080						267
Impairment losses	—	291,807							(49)	291,758
Deferred tax expense (benefit)	(231,433)							231,433		—
Reorganization items, net	(31,580,541)						31,580,541			—
Equity in investees									13,492	13,492
Loss on disposal of capital assets									215,398	215,398
Concession Agreement Extension Fee—ANATEL									68,333	68,333
Employee and management profit sharing									237,253	237,253
Monetary correction to provisions/(reversals)									226,870	226,870
Monetary correction to tax refinancing program									28,079	28,079
Other									(637,518)	(637,518)
Changes in assets and liabilities
Accounts receivable	(365,771)									(365,771)
Inventories									(48,280)	(48,280)
Taxes	121,951									121,951
Held-for-trading financial assets	(1,191,664)									(1,191,664)
Redemption of held-for-trading financial assets	1,103,920									1,103,920
Trade payables	(860,900)									(860,900)
Payroll, related taxes and benefits	(253,902)									(253,902)
Provisions	(434,974)									(434,974)
Net increase in income taxes refundable and payable	(799,189)							115,706	683,483
Employee and management profit sharing	237,253								(237,253)
Changes in assets and liabilities held for sale	(257,643)									(257,643)
Other assets and liabilities	(183,838)						868,621		(159,123)	525,660
Financial charges paid - debt									(19,215)	(19,215)
Financial charges paid - other									(2,884)	(2,884)
Income tax and social contribution paid—Company									(495,038)	(495,038)
Income tax and social contribution paid—third parties									(188,445)	(188,445)
Net cash provided by (used in) operating activities	2,862,536	—	—	—	—	—	—	—	—	2,862,536
Investing activities
Capital expenditures	(5,246,241)									(5,246,241)
Proceeds from the sale of investments, tangibles and intangibles	22,276									22,276
Judicial deposits	(775,953)									(775,953)
Redemption of judicial deposits	1,083,043									1,083,043
Net cash used in by in investing activities	(4,916,875)	—	—	—	—	—	—	—	—	(4,916,875)
Financing activities
Repayment of principal of borrowings, financing and derivatives	(161,884)									(161,884)
Payments of obligation for licenses and concessions	(1,491)									(1,491)
Payments of obligation for tax refinancing program	(265,495)									(265,495)
Payment of dividends and interest on capital	(54)									(54)
Exercise of warrants	4,580									4,580
Net cash used in financing activities	(424,344)	—	—	—	—	—	—	—	—	(424,344)
Foreign exchange differences on cash and cash equivalents	1,328									1,328
Cash flows for the year	(2,477,355)	—	—	—	—	—	—	—	—	(2,477,355)
Cash and cash equivalents beginning of year	6,862,684									6,862,684
Cash and cash equivalents end of year	4,385,329	—	—	—	—	—	—	—	—	4,385,329

Reconciliation of cash flow for the year ended December 31, 2017

	USGAAP December 31, 2017	Impairment of long- lived assets (a)	Business combinations prior to January 1, 2009 (b)	Pension plans and other post- retirement benefits (c)	Capitalization of interest, net of amortization (d)	Provision for onerous contracts (e)	Settlement of judicial reorganization (f)	Deferred income tax and other adjustments (g)	Reclassification	IFRS December 31, 2017
Operating activities
Loss for the year	(4,027,661)	5,526,563	4,313	(197,700)	(9,322)	—	(6,502,746)	(1,449,609)		(6,656,162)
Income tax	(350,987)	—	—	—	—	—	—	1,449,609		1,098,622
Loss before income taxes	(4,378,648)	5,526,563	4,313	(197,700)	(9,322)	—	(6,502,746)	—		(5,557,540)
Income tax reclassification	350,987							(350,987)		—
Adjustments to reconcile net income (loss) to cash provided by operating activities
Loss (gain) on financial instruments	(1,115,823)				(2,348)		6,234,447		3,927	5,120,203
Present value adjustment to other liabilities							(4,873,000)			(4,873,000)
Depreciation and amortization	5,881,302	(779,368)	(4,313)		11,670				1	5,109,292
Impairment (reversal) of held-for-sale securities	267,008								(267,008)	—
Estimated loss on doubtful debts	784,403									784,403
Provisions	143,517						7,218,787			7,362,304
Provision for pension plans	(197,141)			197,700						559
Impairment losses (reversal)	46,534	(4,747,195)							(46,480)	(4,747,141)
Deferred tax expense (benefit)	(1,257,068)							1,257,068		—
Reorganization items, net	2,371,918						(2,371,918)
Equity in investees									433	433
Loss on disposal of capital assets									211,735	211,735
Concession Agreement Extension Fee—ANATEL									88,658	88,658
Employee and management profit sharing									298,789	298,789
Monetary correction to provisions/(reversals)									674,668	674,668
Monetary correction to tax refinancing program									27,294	27,294
Other									449,722	449,722
Changes assets and liabilities
Accounts receivable	(253,469)									(253,469)
Inventories									173,283	173,283
Taxes	477,164									477,164
Held-for-trading financial assets	(601,200)									(601,200)
Redemption of held-for-trading financial assets	775,456									775,456
Trade payables	(374,003)									(374,003)
Payroll, related taxes and benefits	(42,727)									(42,727)
Provision for contingencies	(114,336)						(312,313)			(426,649)
Net increase in income taxes refundable and payable	399,182							(906,081)	506,899	—
Provision for pension plans	54								(54)	—
Employee and management profit sharing	298,789								(298,789)	—
Changes in assets and liabilities held for sale	701,416									701,416
Other	238,443						606,743		(1,312,253)	(467,067)
Financial charges paid - debt									(1,412)	(1,412)
Financial charges paid - other									(2,515)	(2,515)
Income tax and social contribution paid—Company									(314,162)	(314,162)
Income tax and social contribution paid—third parties									(192,736)	(192,736)
Net cash provided by operating activities	4,401,758	—	—	—	—	—	—	—	—	4,401,758
										—
Investing activities
Capital expenditures	(4,344,238)									(4,344,238)
Proceeds from the sale of property, plant and equipment	5,016									5,016
Judicial deposits	(425,563)									(425,563)
Redemption of judicial deposits	343,129									343,129
Other
Net cash used in by in investing activities	(4,421,656)	—	—	—	—	—	—	—	—	(4,421,656)
Financing activities
Repayment of principal of borrowings, financing	(659)									(659)
Payments of obligation for licenses and concessions	(104,449)									(104,449)
Payments of obligation for tax refinancing program	(226,776)									(226,776)
Share buyback	(300,429)									(300,429)
Payment of dividends and interest on capital	(59,462)									(59,462)
Net cash used in financing activities	(691,775)	—	—	—	—	—	—	—	—	(691,775)
Foreign exchange differences on cash and cash equivalents	11,106								(1)	11,105
Cash flows for the year	(700,568)	—	—	—	—	—	—	—	(1)	(700,568)
Cash and cash equivalents beginning of year	7,563,251								1	7,563,252
Cash and cash equivalents end of year	6,862,684	—	—	—	—	—	—	—	—	6,862,684